Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 39,989	₨ 38,766
Working capital	87,841	66,626
Investment Mutual funds	16,751	13,263
Cash and cash equivalents	14,852	14,829		$ 196
Increase In Hedging Reserve Sensitivity Analysis	3,169	4,824	₨ 1,203
Decrease In Hedging Reserve Sensitivity Analysis	2,937	4,195	1,740
Increase In Profit From Contracts Sensitivity analysis	5,378	2,658	2,070
Decrease In Profit From Contracts Sensitivity Analysis	5,375	2,658	₨ 1,745
Borrowings	₨ 6,763	₨ 7,163
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 3,952	₨ 2,456
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%	10.00%	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 89	₨ 37	₨ 41
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investments other than investments accounted for using equity method		151
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	₨ 12,562	6,481
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 4,000
Borrowings, interest rate basis	3 Months India Treasury Bill less 5 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 13,800
Borrowings, interest rate basis	3 Months India Treasury Bill
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 411
Borrowings, interest rate basis	3 Months India Treasury Bill plus 25 bps
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,137
Borrowings, interest rate basis	1 Month LIBOR + 80bps
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 800
Borrowings, interest rate basis	CDI+1.79%
Floating interest rate [member] | Loan Six [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,017
Borrowings, interest rate basis	TIIE+1.15%
Floating interest rate [member] | Loan Seven [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 8,800
Borrowings, interest rate basis		3 Months India Treasury Bill plus 30 bps
Floating interest rate [member] | Loan Eight [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 1,896
Borrowings, interest rate basis		TIIE+1.20%
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 39,989	₨ 38,766